UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period _____ to _____

[ ]	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period _____ to _____

[X]	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2013 to December 31, 2013

February 7, 2014
(Date of report)

A10 Capital, LLC
(Exact name of securitizer as specified in its charter)

N/A
(Commission File Number of securitizer)

0001425345
(Central Index Key Number of securitizer)

Mark Klipsch, (208) 577-5037
(Name and telephone number, including area code, of the person to contact in connection with this filing)

[ ]	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

[ ]	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

[X]	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Explanatory Note:

We have attempted to gather the information required by Rule 15Ga-1 and this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying each third-party sponsor, trustee and servicer for the Covered Transactions (collectively, “Demand Entities”), and (iv) requesting from Demand Entities all Reportable Information within their respective possession.  Although no Reportable Information was identified, we cannot be certain that we obtained all applicable Reportable Information because some Demand Entities may not have provided complete Reportable Information.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 7, 2014

A10 CAPITAL, LLC
(Securitizer)

By:	/s/ Mark Klipsch
Name: Mark Klipsch
Title: CFO and Director of Capital Markets